Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Schedule of Earnings Per Share

	12.31.24	12.31.23	12.31.22
Net Income for the Year Attributable to Parent Company´s Owners	1,624,744,805	734,238,287	329,383,656
Weighted Average Ordinary Shares	1,483,089	1,474,692	1,474,692
Earnings per Share	1,095.51	497.89	223.36